Off-balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 121,515	$ 89,471
For Export and Import Documentary Credits	68,882	31,459
For Guarantees Granted	$ 82,041	$ 45,058